INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING
Profit from continuing operations before income taxes	$ 600,136	$ 33,249
Loss from discontinued operations before income taxes		(4,158)
Profit before income taxes	600,136	29,091
Items not affecting cash
Amortization and depreciation	9,239	13,071
Share-based compensation expense	1,027	4,122
Financing charges, non-cash portion	4,316	16,576
Unrealized (gain) loss in fair value of derivative instruments and other	(579,652)	7,619
Gain from September 2020 Recapitalization transaction		(76,972)
Unrealized gain on investment	(29,000)
Net change in working capital balances	9,466	36,123
Liabilities subject to compromise	9,020
Adjustment for discontinued operations, net		931
Income taxes paid	(2,176)	(7,763)
Cash inflow from operating activities	22,376	22,798
INVESTING
Purchase of property and equipment	(383)	(44)
Purchase of intangible assets	(4,454)	(4,629)
Cash outflow from investing activities	(4,837)	(4,673)
FINANCING
Proceeds from DIP Facility	31,425
Repayment of long-term debt	(1,585)	(3,252)
Leased asset payments	(1,361)	(2,085)
Debt issuance costs		(6,625)
Share swap payout		(21,488)
Credit facilities Payments	(63,261)	(30,093)
Proceeds from issuance of common stock, net		100,969
Cash inflow (outflow) from financing activities	(34,782)	37,426
Effect of foreign currency translation on cash balances	1,206	(3,679)
Net cash inflow (outflow)	(16,037)	51,872
Cash and cash equivalents, beginning of period	215,989	26,093
Cash and cash equivalents, end of period	199,952	77,965
Supplemental cash flow information:
Interest paid	$ 20,492	$ 43,880